Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Other assets
Schedule of other assets

	2018	2017
	£m	£m
Property, plant and equipment	4,351	4,602
Deferred tax (Note 7)	1,412	1,740
Assets of disposal groups (1)	1,404	195
Prepayments	435	392
Accrued income	317	378
Interests in associates (2)	404	1,410
Pension schemes in net surplus (Note 5)	520	392
Tax recoverable	37	27
Other assets	925	1,127
	9,805	10,263

Notes:

(1)	Includes interest in Alawwal Bank £1,179 million (2017 - nil).
(2)	Includes interest in Business Growth Fund £387 million (2017 - £316 million).